Tax charge from continuing operations - Shareholder profit and tax charge from continuing operations (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Reconciliation of effective tax rate
Adjusted IFRS operating profit (loss) based on longer-term investment returns from continuing operations	£ 2,024	£ 1,669
Non-operating profit (loss)	(1,128)	(70)
Profit (loss) before tax, attributable to shareholders	896	1,599
Tax charge (credit) on:
Tax on adjusted IFRS operating profit (loss) based on longer-term investment returns	332	287
Tax on non-operating profit (loss)	(331)	39
Total actual tax charge (credit), attributable to shareholders	£ 1	£ 326
Actual tax rate on:
Adjusted IFRS operating profit based on longer-term investment returns	16.00%	17.00%
Profit before tax	0.10%	20.40%
Operating segments | Asia
Reconciliation of effective tax rate
Adjusted IFRS operating profit (loss) based on longer-term investment returns from continuing operations	£ 1,198	£ 1,016
Non-operating profit (loss)	627	(338)
Profit (loss) before tax, attributable to shareholders	1,825	678
Tax charge (credit) on:
Tax on adjusted IFRS operating profit (loss) based on longer-term investment returns	168	151
Tax on non-operating profit (loss)	20	(12)
Total actual tax charge (credit), attributable to shareholders	£ 188	£ 139
Actual tax rate on:
Adjusted IFRS operating profit based on longer-term investment returns	14.00%	15.00%
Profit before tax	10.00%	21.00%
Operating segments | US
Reconciliation of effective tax rate
Adjusted IFRS operating profit (loss) based on longer-term investment returns from continuing operations	£ 1,215	£ 1,002
Non-operating profit (loss)	(1,536)	184
Profit (loss) before tax, attributable to shareholders	(321)	1,186
Tax charge (credit) on:
Tax on adjusted IFRS operating profit (loss) based on longer-term investment returns	203	177
Tax on non-operating profit (loss)	(314)	39
Total actual tax charge (credit), attributable to shareholders	£ (111)	£ 216
Actual tax rate on:
Adjusted IFRS operating profit based on longer-term investment returns	17.00%	18.00%
Profit before tax	35.00%	18.00%
Unallocated to a segment (central or other operations)
Reconciliation of effective tax rate
Adjusted IFRS operating profit (loss) based on longer-term investment returns from continuing operations	£ (389)	£ (349)
Non-operating profit (loss)	(219)	84
Profit (loss) before tax, attributable to shareholders	(608)	(265)
Tax charge (credit) on:
Tax on adjusted IFRS operating profit (loss) based on longer-term investment returns	(39)	(41)
Tax on non-operating profit (loss)	(37)	12
Total actual tax charge (credit), attributable to shareholders	£ (76)	£ (29)
Actual tax rate on:
Adjusted IFRS operating profit based on longer-term investment returns	10.00%	12.00%
Profit before tax	13.00%	11.00%